Note 24 - Management of Capital (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of capital management [text block]
	Years ended December 31
	2024	2023
Equity	$78,203	$182,874
Less: cash	(4,912)	(7,313)
	$73,291	$175,561